STOCK OPTIONS AND WARRANTS - Summary of value of options granted using Black Scholes Option Pricing Model with weighted average assumptions (Details 2) (USD $)	3 Months Ended	9 Months Ended
	Jun. 30, 2014	Jun. 30, 2014
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Stock price	$ 0.1245	$ 0.1011
Exercise price	$ 0.0969	$ 0.1215
Dividend yield	0.00%	0.00%
Volatility	110.46%	112.19%
Risk free rate	1.19%	0.95%